SPROTT LOAN (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 15, 2019	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Sprott Loans [Line Items]
Repayments of principal amount		$ 9,400	$ 10,600	$ 0
Sprott Facility [Member]
Sprott Loans [Line Items]
Advanced amount of principal senior secured credit facility	$ 20,000
Loan facility interest rate	11% per annum, compounded monthly
Borrowings extended amount			10,000
Principal amount outstanding		0	9,400
Payment for monthly interest charge		293	1,590
Interest expense on borrowings		378	2,120
Repayments of principal amount		$ 279	$ 189